DEBT OBLIGATIONS (Details Narrative) - USD ($)																			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2024	Sep. 25, 2024	Aug. 12, 2024	Aug. 08, 2024	Aug. 06, 2024	Mar. 01, 2024	Jan. 22, 2024	Nov. 30, 2023	Oct. 26, 2023	Jun. 02, 2023	Apr. 05, 2023	Feb. 23, 2023	Feb. 01, 2022	Jan. 02, 2022	Sep. 01, 2021	Aug. 31, 2021	Jun. 30, 2021	May 12, 2020	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 20, 2024	Dec. 16, 2024	Nov. 06, 2024	Aug. 31, 2024	Aug. 15, 2024	Aug. 07, 2024	Jul. 26, 2024	Jul. 13, 2024	Mar. 14, 2024	Jan. 31, 2024
Debt Instrument [Line Items]
Principal amount										$ 125,000										$ 145,328		$ 145,328		$ 147,781	$ 150,000
Earnout funds															90.00%
Stock consideration percentage															10.00%
Earnings before interest															70.00%
Percentage of projected earning before interest															100.00%
Drew additional capital																								4,691,745
Repayments of debt																								1,367,715
Principal loan through remittances																				$ 87,928		87,928		87,928
Principal amount																									750,000
Proceeds from convertible debt																							$ 2,640,000	$ 2,640,000
Common stock, par value																				$ 0.001		$ 0.001		$ 0.001	$ 0.001									$ 0.001
Issuance of warrant derivative liabilities																						$ 576,380		$ 576,380
Shares issued price per share																								$ 22.00
Conversion of convertible securities																					$ 119,750			$ 119,750
Loss on conversion of convertibleNote										$ 93,386													93,386	93,386
Loss on extinguishment of debt																								1,019,319
Debt issuance costs			$ 188,255																					188,255
Short-Term Debt, Average Outstanding Amount			4,880,000
Proceeds merchant advances																						1,144,000		1,000,000
Loss on extinguishment of debt																				$ 310,505		379,332
Merchant advances outstanding balance																				2,091,500		2,091,500		1,350,000
Proceeds from Issuance of Debt																						393,836
Repayment of outstanding balance																				1,101,569		1,101,569
Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds from loans						$ 3,000,000
Principal amount																												$ 3,600,000
Comprised shares																										698,000
Warrant exercise price																										$ 1.00
Common stock, par value																																			$ 0.001
Merchant Cash Advances [Member]
Debt Instrument [Line Items]
Amortization of debt discount																								142,829	0
Short-term merchant advance								$ 1,050,000
Origination fees total								50,000
Net proceeds of origination fees								1,000,000
Short-term debt								$ 1,512,000
Repayments of short-term debt																						1,382,500		162,000
Outstanding, expected to be repaid																								1,350,000
Unamortized discount																				52,538		52,538		369,171
Loan interest rate								2.9
Proceeds merchant advances																						1,144,000
Loss on extinguishment of debt																						68,827
Merchant advances outstanding balance																				2,091,500		2,091,500
Merchant Cash Advances Entertainment Segment [Member]
Debt Instrument [Line Items]
Principal amount		$ 2,000,000
Debt instrument stated percentage		1.58%
Short-term merchant advance																			$ 1,000,000
Origination fees total																			85,000
Net proceeds of origination fees																			915,000
Short-term debt																			$ 1,425,000
Repayments of short-term debt																				803,850		855,749
Unamortized discount																				263,417		263,417		0
Loan interest rate																			40.4523
Debt Instrument, Description		(i) November 1, 2024, and (ii) the consummation of the merger between Kustom Entertainment and CL Merger Sub, Inc. (“CL Merger Sub”) pursuant to the merger agreement among the Company, Kustom Entertainment, Clover Leaf Capital Corp. the Company is also required to pay in arrears in cash an amount equal to 50% of revenues from all ticket sales generated by Kustom Entertainment, up to nine thousand tickets sold, and thereafter equal to 10% of all revenues from all ticket sales until the earlier of the date on which the amended note is repaid in full or the November 1, 2024 maturity date. The Company has the right, but not the obligation, under the amended note to prepay the amended note, upon written notice to the Company, by payment in full of the entire outstanding principal balance plus interest.
Repayment date		$ 100,000
Revolving Loan Agreement [Member]
Debt Instrument [Line Items]
Proceeds from secured convertible debt									$ 4,880,000
Proceeds from secured convertible debt									3,162,500
Principal amount outstanding of loans									4,880,000.00
Debt instrument, repaid, principal									$ 97,600
Loan agreement description									the Company issued the Revolving Note to Kompass whereby the Company and Digital Ally Healthcare jointly and severally promise to pay to the order of Kompass the lesser of (i) $4,880,000.00, or (ii) the aggregate principal amount of all Revolving Loans outstanding under and pursuant to the Loan Agreement at the maturity or maturities and in the amount or amounts stated on the records of Kompass, together with interest (computed on the actual number of days elapsed on the basis of a 360 day year) at a floating per annum rate equal to the greater of (i) the Prime Rate plus four percent or (ii) eight percent, on the aggregate principal amount of all Revolving Loans outstanding from time to time as provided in the Loan Agreement.
Amortization of debt discount																								16,997	0
Unamortized discount																				$ 0		$ 0		$ 171,258
Registration Rights Agreement [Member]
Debt Instrument [Line Items]
Debt instrument stated percentage																				10.00%		10.00%		10.00%
Purchaser percentage																				2.00%		2.00%		2.00%
Revolving Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument aggregate payment									$ 3,162,500
Amortization of debt issuance costs																								$ 2,169,545
Convertible notes																								$ 731,819
Letter Agreement [Member]
Debt Instrument [Line Items]
Principal amount																														$ 100,000
Cash payment																																$ 150,000
Sale of asset				$ 400,000	$ 325,000
Repayment of note			$ 100,000
Warrant [Member]
Debt Instrument [Line Items]
Aggregate shares exercisable											1,125,000
Comprised shares											1,125,000													1,125,000
Warrant One [Member]
Debt Instrument [Line Items]
Comprised shares											375,000
Warrant exercise price											$ 5.50
Common stock, par value											$ 0.001
Warrant Two [Member]
Debt Instrument [Line Items]
Comprised shares											375,000
Warrant exercise price											$ 6.50
Warrant Three [Member]
Debt Instrument [Line Items]
Comprised shares											375,000
Warrant exercise price											$ 7.50
Common Stock [Member]
Debt Instrument [Line Items]
Warrant exercise price																													$ 0.0001
Common stock, convertible, conversion price, increase											$ 5.00
Debt instrument, redemption price, percentage											110.00%
Shares issued price per share										$ 5.00
Conversion of convertible securities, shares										25,000											25,000			25,000
Conversion of convertible securities										$ 119,750											$ 25			$ 25
Common Stock [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Common stock, par value																											$ 0.001
Maximum [Member] | Letter Agreement [Member]
Debt Instrument [Line Items]
Principal amount																																	$ 1,725,000
Minimum [Member] | Letter Agreement [Member]
Debt Instrument [Line Items]
Principal amount																																	$ 1,425,000
2020 Small Business Administration Notes [Member]
Debt Instrument [Line Items]
Proceeds from loans																		$ 150,000
Principal amount																		$ 150,000		$ 2,453		$ 2,453		2,219	0
Debt instrument stated percentage																		3.75%
principal payment																		$ 731.00
Interest expense																				1,368		4,126		5,606
June Contingent Payment Note [Member]
Debt Instrument [Line Items]
Principal amount																	$ 350,000
Debt instrument stated percentage																	3.00%
principal payment																						290,073		232,134
Principal amount																	$ 975,000
Debt instrument fair value																	$ 350,000			0		0		58,819	117,637
Debt securities																								0	27,139
August Contingent Payment Note [Member]
Debt Instrument [Line Items]
Principal amount																$ 650,000
Debt instrument stated percentage																3.00%
principal payment																$ 681,907								552,256
Principal amount																3,000,000
Debt instrument fair value																$ 650,000				0		0		129,651
Debt securities																								0	31,907
Increase in estimated fair value																								259,303
January Contingent Payment Note [Member]
Debt Instrument [Line Items]
Principal amount														$ 750,000
Debt instrument stated percentage														3.00%
principal payment														$ 153,769
Principal amount														3,500,000
Debt instrument fair value														$ 750,000										0
Debt securities																								175,146	421,085
Debt instrument														2 years 6 months
Decrease in estimated fair value of debt																								32,936	208,083
February Contingent Payment Note [Member]
Debt Instrument [Line Items]
Principal amount													$ 105,000
Debt instrument stated percentage													3.00%
Principal amount													$ 440,000
Debt instrument fair value													$ 105,000											0
Debt instrument													3 years
Decrease in estimated fair value of debt																								1,584	4,347
Gain on fair value of debt																								2,763	100,654
Contingent Consideration Earn Out Agreement [Member]
Debt Instrument [Line Items]
Principal amount															$ 4,244,400
Principal amount															2,896,829
Debt instrument fair value															$ 3,700,000
Debt securities																								0	$ 0
Twenty Twenty Three Commercial Extension Of Credit [Member]
Debt Instrument [Line Items]
Line of credit												$ 1,000,000
Borrower percentage												25.00%
Credit facility description												The 25% withholding of the Borrower’s applicable remittance shall be deemed a “Payment” under the terms of this Note, and Payments shall continue until the earlier of (i) repayment of the Principal Sum, accrued Interest, and a fee of $35,000.00 or (ii) expiration of the Private Label Agreement on December 31, 2023.
Drew additional capital																								455,643
Twenty Twenty Three Commercial Extension Of Credit [Member] | Private Label Agreement [Member]
Debt Instrument [Line Items]
Borrower percentage												25.00%
Credit facility description												The 25% withholding of the Borrower’s applicable remittance is deemed a “Payment” under the terms of this Note, and Payments shall continue until the earlier of (i) repayment of the Principal Sum, accrued Interest, and a fee of $35,000 or (ii) expiration of the Private Label Agreement on December 31, 2023.
Twenty Twenty Three Commercial Extension Of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount																								$ 1,000,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument stated percentage											10.00%
Principal amount											$ 3,000,000
Proceeds from convertible debt											2,700,000
Principal amount											$ 3,000,000
2024 Commercial Extension of Credit [Member]
Debt Instrument [Line Items]
Line of credit							$ 75,000																								$ 200,000
Monthly advances							100,000
Client fees							$ 25,000
Deposits received																						975,000
Advance payments																						900,000
Outstanding balance																						75,000
Credit balance outstanding extension																				220,000		220,000
Interest expense																				$ 20,000		$ 20,000
2024 Commercial Extension of Credit [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Cash amount	$ 220,000